7. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease commitments
December 31,	Rent Expense
2018	$42,840
2019	14,420
Thereafter	–